Net Income (Expense) from Financial Operations (Tables)	12 Months Ended
Dec. 31, 2023
Net Income (Expense) from Financial Operations [Abstract]
Schedule of Income (Expense) from Financial Operations	The detail of income (expense) from financial operations is as follows:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
Net income/(expense) from financial assets for trading at FVTPL
Financial derivative contracts	103,335	70,001	(25,405)
Debt financial instruments	(11,662)	8,139	(4,841)
Other financial instrumets	88	51	24
Subtotal	91,761	78,191	(30,222)
Net income from financial liabilities for trading at FVTPL
Financial derivative contracts	-	-	1,620
Subtotal	-	-	1,620
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Financial assets at amortised cost	(215)	2,088	2,745
Financial assets at fair value through OCI	(125,610)	(20,173)	23,188
Financial liabilities at amortised cost	4,891	16,457	(3,734)
Subtotal	(120,934)	(1,628)	22,199
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from foreign currency exchange	(83,695)	260,428	(481,340)
Net income from readjustment of foreign currency
Financial assets at FVTPL	6,952	-	-
Financial assets at amortised cost	2,350	1,856	18,954
Others assets	(14)	1,353	(159)
Financial liabilities at FVTPL	547	(760)	-
Net income from hege accounting of foreign currency risk	405,488	(122,262)	587,976
Subtotal	331,628	140,615	125,431

Total income (expense) from financial operations	302,455	217,178	119,028